ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
3	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2014	2015
	US$	US$
Accounts receivable:
Gross	32,420,858	36,593,434
Unearned interest	(1,971,843)	(2,463,474)
Total accounts receivable	30,449,015	34,129,960
Less: allowance for doubtful accounts	(5,776,525)	(10,295,762)
Accounts receivable, net	24,672,490	23,834,198

The classification of accounts receivable is as follows:

	December 31,
	2014	2015
	US$	US$
Accounts receivable, net – current portion	23,184,239	22,637,451
Accounts receivable, net – non-current portion	1,488,251	1,196,747
Total accounts receivable, net	24,672,490	23,834,198

The movements of the allowance for doubtful accounts are as follows:

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$
Balance at the beginning of the year	1,306,306	2,303,029	5,776,525
Additions charged to bad debt expense	941,065	7,487,174	10,134,357
Write-off of bad debt allowance	—	(4,035,620)	(5,073,810)
Foreign currency translation adjustment	55,658	21,942	(541,310)
Balance at the end of the year	2,303,029	5,776,525	10,295,762

The aging analysis of our accounts receivable based on due date is as follows:

	As of December 31,
	2014	2015
	US$	US$
Aging:
– current	11,940,237	16,072,343
– 1-3 months past due	5,058,887	5,698,759
– 4-6 months past due	4,139,377	2,059,362
– 7-12 months past due	6,119,995	2,774,243
– greater than one year past due	3,190,519	7,525,253
Total accounts receivable	30,449,015	34,129,960